ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2022
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired finite-lived intangible assets net consist

	September 30,				September 30,
	2022				2021
	RMB				RMB
	Gross				Gross
	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Impairment	Net
	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Technology rights for licensed seeds	71,429	(68,440)	—	2,989	71,429	(67,655)	—	3,774
Others	4,739	(4,652)	(87)	—	4,739	(4,652)	(87)	—
Total	76,168	(73,092)	(87)	2,989	76,168	(72,307)	(87)	3,774

Schedule of amortization expense on these intangible assets

Year ending September 30,	RMB
2023	532
2024	520
2025	521
2026	521
2027	521
Thereafter	374
Total	2,989